DISPOSALS AND DISCONTINUED OPERATIONS - Air Temp Service Co. (Details) - Continuing Operations	Jan. 01, 2026 USD ($)
DISPOSALS AND DISCONTINUED OPERATIONS
Cash consideration	$ 0
Percentage of non-voting, non-distributing equity interest in ATS LLC	1.00%
Percentage of net proceeds receivable from ATS LLC	2.00%
Period for selling assets	24 months
Carrying amount of goodwill	$ 2,670,000
Non-compete and non-solicit
DISPOSALS AND DISCONTINUED OPERATIONS
Covenant period	5 years